EQUITY - Common Shares (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Common stock, par value (in dollars per share)	$ 0
Common stock, shares issued	235,025,507	232,793,335
Common shares held in trust	566,910	542,894